Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable	$ 276	$ 371
Less: Allowance for doubtful accounts	(1)	(3)
Accounts receivable - net	$ 275	$ 368